Financial and other non-current assets - Other Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plans	$ 163	$ 139
Prepaid post-employment benefit plans	6	8
Investment in associated company	10	0
Other non-current assets	119	96
Total other non-current assets	$ 298	$ 243